Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Other Comprehensive Income (Loss)

Year ended December 31 (millions of dollars)	2021	2020
Gain (loss) on cash flow hedges (interest-rate swap agreements) (Notes 6, 18)[1]	12	(20)
Gain (loss) on transfer of other post-employment benefits (OPEB) (Note 20)	—	(6)
Other	5	2
	17	(24)
[1] Includes $8 million after-tax realized loss (2020 - $5 million), $12 million before-tax (2020 - $7 million), on cash flow hedges reclassified to financing charges.